UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004 Vanguard Financials Index Fund	Shares	Market Value (000)
COMMON STOCKS (100.1%)

Banks—New York City (5.8%)
JPMorgan Chase & Co.	28,240	$1,063
The Bank of New York Co., Inc.	6,164	203
*Signature Bank	6	-

		1,266

Banks—Outside New York City (30.5%)
Bank of America Corp.	32,326	1,496
Wells Fargo & Co.	13,427	829
Wachovia Corp.	12,796	662
U.S. Bancorp	15,025	445
SunTrust Banks, Inc.	2,752	196
Fifth Third Bancorp	3,851	194
BB&T Corp.	4,414	187
National City Corp.	4,991	185
PNC Financial Services Group	2,272	124
Regions Financial Corp.	3,517	123
State Street Corp.	2,663	119
KeyCorp	3,120	104
Mellon Financial Corp.	3,388	99
North Fork Bancorp, Inc.	3,298	95
Comerica, Inc.	1,384	85
AmSouth Bancorp	2,736	71
Northern Trust Corp.	1,398	66
Marshall & Ilsley Corp.	1,476	62
M & T Bank Corp.	564	59
Popular, Inc.	1,980	52
Synovus Financial Corp.	1,923	52
Banknorth Group, Inc.	1,356	49
Zions Bancorp	671	45
Compass Bancshares Inc.	958	45
First Horizon National Corp.	941	41
Huntington Bancshares Inc.	1,688	41
Commerce Bancorp, Inc.	584	36
Doral Financial Corp.	748	35
Hibernia Corp. Class A	1,184	34
Associated Banc-Corp	976	32
UnionBanCal Corp.	524	32
Mercantile Bankshares Corp.	629	32
TCF Financial Corp.	992	31
Commerce Bancshares, Inc.	504	25
City National Corp.	336	23
Fulton Financial Corp.	1,016	23
Investors Financial Services Corp.	518	23
Valley National Bancorp	789	22
Cullen/Frost Bankers, Inc.	456	22
Sky Financial Group, Inc.	720	21
Colonial BancGroup, Inc.	961	20
Bank of Hawaii Corp.	408	20
Westamerica Bancorporation	305	18
First BanCorp Puerto Rico	276	18
Hudson United Bancorp	412	17
Wilmington Trust Corp.	456	16
East West Bancorp, Inc.	393	16
FirstMerit Corp.	588	16
The South Financial Group, Inc.	504	16
Old National Bancorp	564	15
UCBH Holdings, Inc.	312	14
BancorpSouth, Inc.	544	13
International Bancshares Corp.	338	13
Cathay General Bancorp	344	13
Chittenden Corp.	440	13
Whitney Holdings Corp.	280	13
Trustmark Corp.	408	13
First Midwest Bancorp, Inc.	324	12
Park National Corp.	88	12
United Bankshares, Inc.	304	12
Southwest Bancorporation of Texas, Inc.	472	12
Texas Regional Bancshares, Inc.	306	11
Pacific Capital Bancorp	320	11
Citizens Banking Corp.	300	11
Greater Bay Bancorp	360	10
*Silicon Valley Bancshares	240	10
*BOK Financial Corp.	201	10
Corus Bankshares Inc.	196	10
Provident Bankshares Corp.	259	10
Susquehanna Bancshares, Inc.	366	9
UMB Financial Corp.	152	9
Umpqua Holdings Corp.	326	8
R & G Financial Corp. Class B	204	8
MB Financial, Inc.	184	8
Wintrust Financial Corp.	128	8
Republic Bancorp, Inc.	484	8
TrustCo Bank NY	516	7
United Community Banks, Inc.	246	7
Central Pacific Financial Co.	206	7
Chemical Financial Corp.	164	7
S & T Bancorp, Inc.	184	7
Alabama National BanCorporation	102	6
First Commonwealth Financial Corp.	420	6
CVB Financial Corp.	236	6
*Piper Jaffray Cos., Inc.	132	6
National Penn Bancshares Inc.	210	6
Glacier Bancorp, Inc.	165	6
NBT Bancorp, Inc.	224	6
Hancock Holding Co.	166	6
First Charter Corp.	204	6
Amcore Financial, Inc.	172	5
First Citizens BancShares Class A	41	5
Community Bank System, Inc.	200	5
First Financial Bancorp	308	5
Irwin Financial Corp.	196	5
Frontier Financial Corp.	128	5
Mid-State Bancshares	164	5
Harleysville National Corp.	172	5
First Financial Bankshares, Inc.	108	5
PrivateBancorp, Inc.	136	5
Boston Private Financial Holdings, Inc.	168	5
First Community Bancorp	108	4
Sterling Bancshares, Inc.	308	4
Westbanco Inc.	140	4
City Holding Co.	116	4
Main Street Banks, Inc.	132	4
Oriental Financial Group Inc.	136	4
Independent Bank Corp. (MI)	136	4
Prosperity Bancshares, Inc.	144	4
Gold Banc Corp., Inc.	272	4
Riggs National Corp.	200	4
Bank of the Ozarks, Inc.	112	4
Unizan Financial Corp.	152	4
Sandy Spring Bancorp, Inc.	100	4
Hanmi Financial Corp.	96	4
First Financial Corp. (IN)	96	3
Independent Bank Corp. (MA)	100	3
First Merchants Corp.	128	3
Community Trust Bancorp Inc.	101	3
Capitol Bancorp Ltd.	96	3
CoBiz Inc.	144	3
Old Second Bancorp, Inc.	96	3
Republic Bancorp, Inc. Class A	109	3
Tompkins Trustco, Inc.	56	3
First Busey Corp.	144	3
Midwest Banc Holdings, Inc.	124	3
First Community Bancshares, Inc.	80	3
Omega Financial Corp.	80	3
Simmons First National Corp.	96	3
Sterling Financial Corp. (PA)	95	3
Integra Bank Corp.	120	3
West Coast Bancorp	104	3
First Bancorp (NC)	96	3
Washington Trust Bancorp, Inc.	92	3
Banner Corp.	80	3
CityBank Lynnwood WA	68	3
Suffolk Bancorp	76	3
Community Banks, Inc.	84	2
Columbia Banking System, Inc.	96	2
Peoples Bancorp, Inc.	76	2
Seacoast Banking Corp. of Florida	108	2
Capital City Bank Group, Inc.	52	2
Arrow Financial Corp.	70	2
First Oak Brook Bancshares, Inc.	68	2
Camden National Corp.	56	2
S.Y. Bancorp, Inc.	92	2
Pennrock Financial Services Corp.	52	2
Lakeland Bancorp, Inc.	112	2
Royal Bancshares of Pennsylvania, Inc.	69	2
Bank of Granite Corp.	92	2
Peoples Holding Co.	56	2
Union Bankshares Corp.	52	2
Financial Institutions, Inc.	76	2
SCBT Financial Corp.	52	2
Peapack Gladstone Financial Corp.	57	2
Farmers Capital Bank Corp.	48	2
Virginia Financial Group, Inc.	48	2
NBC Capital Corp.	56	1
BancFirst Corp.	22	1
German American Bancorp	76	1
First Source Corp.	48	1
*Texas Capital Bancshares, Inc.	50	1
U.S.B. Holding Co., Inc.	20	1
Clifton Savings Bancorp, Inc.	28	-
*Franklin Bank Corp.	13	-

		6,682

Diversified Financial Services (17.9%)
Citigroup, Inc.	41,146	1,841
American Express Co.	9,045	504
Morgan Stanley	7,909	401
Merrill Lynch & Co., Inc.	7,053	393
The Goldman Sachs Group, Inc.	2,487	261
Metropolitan Life Insurance Co.	5,998	234
Marsh & McLennan Cos., Inc.	3,975	114
CIT Group Inc.	1,668	71
The Chicago Mercantile Exchange	270	53
Leucadia National Corp.	392	25
First National Bankshares of Florida	329	8
*Jones Lang Lasalle Inc.	220	8
F.N.B. Corp.	320	7
*USI Holdings Corp.	316	4
*CB Richard Ellis Group, Inc.	100	3
*Rewards Network Inc.	35	-

		3,927

Finance Companies (0.7%)
Capital One Financial Corp.	1,903	150
*Accredited Home Lenders Holding Co.	140	6
*Credit Acceptance Corp.	38	1
		157
Financial Data Processing Services
*CompuCredit Corp.	224	5
*eSpeed, Inc. Class A	208	2
*TNS Inc.	9	-

		7

Financial Information Services (0.4%)
Moody's Corp.	1,036	84

Finance—Small Loan (1.0%)
SLM Corp.	3,528	181
*AmeriCredit Corp.	1,184	25
*The First Marblehead Corp.	225	13
Student Loan Corp.	31	5
*Nelnet, Inc.	140	3
*Encore Capital Group, Inc.	25	1

		228

Financial Miscellaneous (7.3%)
Fannie Mae	7,711	530
Freddie Mac	5,449	372
MBNA Corp.	9,658	256
Ambac Financial Group, Inc.	866	70
MBIA, Inc.	1,145	69
MGIC Investment Corp.	772	53
Fidelity National Financial, Inc.	1,223	52
Radian Group, Inc.	748	38
*Providian Financial Corp.	2,212	36
First American Corp.	604	20
Brown & Brown, Inc.	476	19
Nationwide Financial Services, Inc.	448	17
MoneyGram International, Inc.	695	15
*CapitalSource Inc.	300	7
LandAmerica Financial Group, Inc.	128	7
Stewart Information Services Corp.	116	5
*Financial Federal Corp.	128	5
*Metris Cos., Inc.	400	5
Cash America International Inc.	180	5
*Triad Guaranty, Inc.	72	4
Sterling Bancorp	104	3
WSFS Financial Corp.	52	3
WFS Financial, Inc.	64	3
Advanta Corp. Class B	120	3
*Federal Agricultural Mortgage Corp. Class C	72	2

		1,599

Insurance—Life (1.9%)
Prudential Financial, Inc.	4,210	206
The Principal Financial Group, Inc.	2,510	95
Jefferson-Pilot Corp.	1,084	53
*Conseco, Inc.	1,127	21
AmerUs Group Co.	372	16
Delphi Financial Group, Inc.	184	9
The Phoenix Cos., Inc.	656	8
Scottish Re Group Ltd.	244	6
Presidential Life Corp.	204	3
*National Western Life Insurance Co. Class A	17	3
*Universal American Financial Corp.	172	2
*Citizens, Inc.	253	2
American Equity Investment Life Holding Co.	100	1
		425
Insurance—Multiline (11.5%)
American International Group, Inc.	17,640	1,117
Allstate Corp.	5,314	268
St. Paul Travelers Cos., Inc.	5,302	193
AFLAC Inc.	4,046	152
The Hartford Financial Services Group Inc.	2,308	148
Loews Corp.	988	69
Lincoln National Corp.	1,405	65
Cincinnati Financial Corp.	1,167	52
Torchmark Corp.	892	49
SAFECO Corp.	985	48
Aon Corp.	2,072	44
UnumProvident Corp.	2,256	35
Old Republic International Corp.	1,356	34
Genworth Financial Inc.	1,133	30
Arthur J. Gallagher & Co.	728	22
Protective Life Corp.	530	22
*Markel Corp.	68	22
Assurant, Inc.	700	21
StanCorp Financial Group, Inc.	230	18
Unitrin, Inc.	368	18
Reinsurance Group of America, Inc.	320	15
*Allmerica Financial Corp.	431	14
American Financial Group, Inc.	284	9
Hilb, Rogal and Hamilton Co.	236	8
UICI, Inc.	224	7
Zenith National Insurance Corp.	132	6
Horace Mann Educators Corp.	296	6
Aspen Insurance Holdings Ltd.	167	4
Alfa Corp.	256	4
Assured Guaranty Ltd.	200	4
Max Re Capital Ltd.	164	3
FBL Financial Group, Inc. Class A	98	3
Crawford & Co. Class B	172	1
*CNA Surety Corp.	100	1
*Quanta Capital Holdings Ltd.	39	-

		2,512

Insurance & Property-Casualty (3.9%)
Progressive Corp. of Ohio	1,508	137
The Chubb Corp.	1,510	115
ACE Ltd.	2,254	91
XL Capital Ltd. Class A	1,090	82
Everest Re Group, Ltd.	438	37
White Mountains Insurance Group Inc.	58	36
The PMI Group Inc.	749	31
W.R. Berkley Corp.	576	26
PartnerRe Ltd.	425	26
HCC Insurance Holdings, Inc.	744	25
RenaissanceRe Holdings Ltd.	488	25
Axis Capital Holdings Ltd.	667	17
Mercury General Corp.	276	16
Montpelier Re Holdings Ltd.	395	15
IPC Holdings Ltd.	336	14
Commerce Group, Inc.	220	13
Erie Indemnity Co. Class A	244	13
Fremont General Corp.	528	12
Transatlantic Holdings, Inc.	205	12
*Philadelphia Consolidated Holding Corp.	152	10
Platinum Underwriters Holdings, Ltd.	322	10
*Ohio Casualty Corp.	424	9
Selective Insurance Group	188	8
*ProAssurance Corp.	200	8
*Arch Capital Group Ltd.	196	8
R.L.I. Corp.	176	7
Endurance Specialty Holdings Ltd.	204	7
Infinity Property & Casualty Corp.	144	5
PXRE Group Ltd.	192	5
United Fire & Casualty Co.	68	5
Midland Co.	124	4
Odyssey Re Holdings Corp.	152	4
*Argonaut Group, Inc.	184	4
Direct General Corp.	123	4
Harleysville Group, Inc.	108	3
Bristol West Holdings, Inc.	126	3
*Navigators Group, Inc.	84	2
Baldwin & Lyons, Inc. Class B	84	2
*PMA Capital Corp. Class A	216	2
State Auto Financial Corp.	72	2
*Danielson Holdings Corp.	200	2
*United National Group Ltd. Class A	8	-

		857

Investment Management Companies (1.1%)
T. Rowe Price Group Inc.	904	53
Janus Capital Group Inc.	1,814	30
Allied Capital Corp.	1,042	29
SEI Corp.	628	25
Eaton Vance Corp.	476	23
Federated Investors, Inc.	652	19
*Affiliated Managers Group, Inc.	250	16
Waddell & Reed Financial, Inc.	676	15
BlackRock, Inc.	128	10
National Financial Partners Corp.	149	5
MCG Capital Corp.	267	5
Gabelli Asset Management Inc.	48	2
Capital Southwest Corp.	28	2

		234

Multi-Sector Companies (0.8%)
*Berkshire Hathaway Inc. Class B	62	172

Real Estate (0.3%)
The St. Joe Co.	571	31
Forest City Enterprise Class A	229	12
LNR Property Corp.	136	9
*Trammell Crow Co.	256	4
*Tejon Ranch Co.	62	2

		58

Real Estate Investment Trust (9.5%)
Simon Property Group, Inc. REIT	1,670	104
Equity Office Properties Trust REIT	3,183	87
Equity Residential REIT	2,210	75
Vornado Realty Trust REIT	893	66
ProLogis REIT	1,430	58
Archstone-Smith Trust REIT	1,559	57
General Growth Properties Inc. REIT	1,647	57
Plum Creek Timber Co. Inc. REIT	1,445	53
Boston Properties, Inc. REIT	809	49
Kimco Realty Corp. REIT	796	45
Host Marriott Corp. REIT	2,576	40
Avalonbay Communities, Inc. REIT	558	40
Duke Realty Corp. REIT	1,121	39
Public Storage, Inc. REIT	676	36
iStar Financial Inc. REIT	796	35
Developers Diversified Realty Corp. REIT	763	33
The Macerich Co. REIT	464	28
Health Care Properties Investors REIT	1,023	27
Apartment Investment & Management Co. Class A REIT	752	27
Weingarten Realty Investors REIT	670	27
Liberty Property Trust REIT	656	27
AMB Property Corp. REIT	668	27
Mills Corp. REIT	429	25
Regency Centers Corp. REIT	489	25
Catellus Development Corp. REIT	784	25
United Dominion Realty Trust REIT	1,032	24
Hospitality Properties Trust REIT	504	23
Federal Realty Investment Trust REIT	440	22
New Century REIT, Inc.	340	22
Mack-Cali Realty Corp. REIT	478	21
New Plan Excel Realty Trust REIT	776	21
Reckson Associates Realty Corp. REIT	604	20
Rayonier Inc. REIT	391	19
Arden Realty Group, Inc. REIT	517	19
Camden Property Trust REIT	372	18
Friedman, Billings, Ramsey Group, Inc. REIT	952	18
SL Green Realty Corp. REIT	314	18
Realty Income Corp. REIT	360	18
BRE Properties Inc. Class A REIT	440	18
Ventas, Inc. REIT	652	18
Annaly Mortgage Management Inc. REIT	892	18
CenterPoint Properties Corp. REIT	362	17
Pan Pacific Retail Properties, Inc. REIT	280	17
Thornburg Mortgage, Inc. REIT	560	16
Healthcare Realty Trust Inc. REIT	392	16
HRPT Properties Trust REIT	1,300	16
CBL & Associates Properties, Inc. REIT	208	15
CarrAmerica Realty Corp. REIT	464	15
First Industrial Realty Trust REIT	372	15
Health Care Inc. REIT	407	14
Impac Mortgage Holdings, Inc. REIT	576	14
Taubman Co. REIT	444	13
Shurgard Storage Centers, Inc. Class A REIT	312	13
Nationwide Health Properties, Inc. REIT	556	13
Prentiss Properties Trust REIT	339	13
American Financial Realty Trust REIT	848	13
Essex Property Trust, Inc. REIT	156	13
Crescent Real Estate, Inc. REIT	688	12
Home Properties, Inc. REIT	300	12
Highwood Properties, Inc. REIT	468	12
Brandywine Realty Trust REIT	392	11
Cousins Properties, Inc. REIT	336	11
Alexandria Real Estate Equities, Inc. REIT	151	11
Trizec Properties, Inc. REIT	644	11
Gables Residential Trust REIT	292	10
Capital Automotive REIT	302	10
Pennsylvania REIT	244	10
Redwood Trust, Inc. REIT	163	9
Washington REIT	288	9
American Home Mortgage Investment Corp. REIT	282	9
Post Properties, Inc. REIT	264	9
Maguire Properties, Inc. REIT	340	9
Newcastle Investment Corp. REIT	284	9
Senior Housing Properties Trust REIT	440	9
Lexington Corporate Properties Trust REIT	382	9
*Saxon Capital, Inc. REIT	372	8
Summit Properties, Inc. REIT	253	8
Kilroy Realty Corp. REIT	192	8
AMLI Residential Properties Trust REIT	232	7
Corporate Office Properties Trust, Inc. REIT	271	7
Entertainment Properties Trust REIT	173	7
Novastar Financial, Inc. REIT	168	7
Colonial Properties Trust REIT	180	7
Commercial Net Lease Realty REIT	344	7
Heritage Property Investment Trust REIT	216	7
LaSalle Hotel Properties REIT	219	7
PS Business Parks, Inc. REIT	148	7
Glimcher Realty Trust REIT	244	7
Glenborough Realty Trust, Inc. REIT	292	6
Equity One, Inc. REIT	264	6
MFA Mortgage Investments, Inc. REIT	612	6
Equity Lifestyle Properties, Inc. REIT	156	5
National Health Investors REIT	184	5
*FelCor Lodging Trust, Inc. REIT	408	5
Sun Communities, Inc. REIT	128	5
Mid-America Apartment Communities, Inc. REIT	124	5
EastGroup Properties, Inc. REIT	128	5
Anthracite Capital Inc. REIT	392	5
*MeriStar Hospitality Corp. REIT	674	4
RAIT Investment Trust REIT	160	4
CRT Properties, Inc. REIT	180	4
Tanger Factory Outlet Centers, Inc. REIT	88	4
Getty Realty Holding Corp. REIT	148	4
Equity Inns, Inc. REIT	400	4
Saul Centers, Inc. REIT	108	4
Sovran Self Storage, Inc. REIT	92	4
Cornerstone Realty Income Trust, Inc. REIT	380	4
Parkway Properties Inc. REIT	72	4
Ramco-Gershenson Properties Trust REIT	116	4
Innkeepers USA Trust REIT	260	4
Acadia Realty Trust REIT	226	3
Kramont Realty Trust REIT	168	3
Inland Real Estate Corp. REIT	216	3
Bedford Property Investors, Inc. REIT	116	3
U.S. Restaurant Properties, Inc. REIT	177	3
Town & Country Trust REIT	112	3
Anworth Mortgage Asset Corp. REIT	256	3
Investors Real Estate Trust REIT	256	3
Universal Health Realty Income REIT	80	3
Arbor Realty Trust, Inc. REIT	100	2
Urstadt Biddle Properties Class A REIT	128	2
Omega Healthcare Investors, Inc. REIT	123	2
Affordable Residential Communities REIT	100	1
Mission West Properties Inc. REIT	124	1
Capstead Mortgage Corp. REIT	87	1
Urstadt Biddle Properties REIT	48	1
Strategic Hotel Capital, Inc. REIT	45	1
Capital Lease Funding, Inc. REIT	17	-
Highland Hospitality Corp. REIT	15	-
Luminent Mortgage Capital, Inc. REIT	4	-
Global Signal, Inc. REIT	1	-

		2,077

Rent & Lease Services--Commercial
GATX Corp.	340	10

Savings & Loan (4.0%)
Washington Mutual, Inc.	6,891	281
Golden West Financial Corp.	1,056	126
Sovereign Bancorp, Inc.	2,745	60
New York Community Bancorp, Inc.	1,841	36
Independence Community Bank Corp.	627	27
Astoria Financial Corp.	560	23
Hudson City Bancorp, Inc.	528	21
Webster Financial Corp.	419	21
Washington Federal Inc.	642	17
IndyMac Bancorp, Inc.	484	16
NewAlliance Bancshares, Inc.	906	14
People's Bank	342	14
W Holding Co., Inc.	516	11
MAF Bancorp, Inc.	237	11
Westcorp, Inc.	252	11
Provident Financial Services Inc.	504	10
Downey Financial Corp.	166	10
*Sterling Financial Corp.	224	9
Commercial Federal Corp.	304	9
First Niagara Financial Group, Inc.	580	8
Commercial Capital Bancorp, Inc.	323	8
Capitol Federal Financial	208	7
BankAtlantic Bancorp, Inc. Class A	376	7
Bank Mutual Corp.	548	7
Waypoint Financial Corp.	240	7
Brookline Bancorp, Inc.	400	6
*BankUnited Financial Corp.	200	6
*First Federal Financial Corp.	116	6
Harbor Florida Bancshares, Inc.	164	6
First Republic Bank	104	5
PFF Bancorp, Inc.	116	5
Dime Community Bancshares	264	5
Anchor Bancorp Wisconsin Inc.	164	5
Flagstar Bancorp, Inc.	216	5
Northwest Bancorp, Inc.	169	4
Hudson River Bancorp. Inc.	212	4
Fidelity Bankshares, Inc.	104	4
Partners Trust Financial Group, Inc.	359	4
Great Southern Bancorp, Inc.	96	4
TierOne Corp.	156	4
Net.Bank, Inc.	332	3
IBERIABANK Corp.	48	3
First Financial Holdings, Inc.	88	3
Flushing Financial Corp.	132	3
United Community Financial Corp.	240	3
First Indiana Corp.	108	3
*Ocwen Financial Corp.	264	2
OceanFirst Financial Corp.	96	2
*ITLA Capital Corp.	44	2
First Place Financial Corp.	92	2
Pennfed Financial Services, Inc.	96	2
Citizens 1st Bancorp, Inc.	60	2
Charter Financial Corp.	27	1
Provident Bancorp, Inc.	36	-
KNBT Bancorp Inc.	7	-

		875

Securities Brokers & Services (3.5%)
Lehman Brothers Holdings, Inc.	1,816	152
Countrywide Financial Corp.	4,406	146
Charles Schwab Corp.	8,126	88
Franklin Resources Corp.	1,244	82
Bear Stearns Co., Inc.	794	77
Legg Mason Inc.	745	51
*E*TRADE, Group, Inc.	2,763	38
*Ameritrade Holding Corp.	1,821	25
A.G. Edwards & Sons, Inc.	631	25
American Capital Strategies, Ltd.	698	22
Jefferies Group, Inc.	384	16
Raymond James Financial, Inc.	504	15
*Knight Trading Group, Inc.	788	9
*Investment Technology Group, Inc.	328	6
Nuveen Investments, Inc. Class A	136	5
*Instinet Group Inc.	656	4
*LaBranche & Co. Inc.	412	3
SWS Group, Inc.	116	2
Advanta Corp. Class A	68	2

		768

Services—Commercial
*Clark, Inc.	128	2

TOTAL INVESTMENTS
(Cost $21,497)		21,940

OTHER ASSETS AND LIABILITIES-NET (-0.1%)		(16)

NET ASSETS (100%)		$21,924

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $21,497,000. Net unrealized appreciation of investment securities for tax purposes was $443,000, consisting of unrealized gains of $1,412,000 on securities that had risen in value since their purchase and $969,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.